Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Changes in fair value of cash flow hedges during the period - pretax		$ (104,130)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax		41,825
Changes in fair value of cash flow hedges during the period, OCI net of tax	(16,099)
Reclassification adjustments - pretax		1,684
Reclassification adjustments - tax effect		(796)
Reclassification adjustments - net	13,979
Total other comprehensive income (loss) relating to cash flow hedges - pretax	24,019	(102,446)	(8,109)
Foreign-currency translation adjustment - pretax	63,803	(181,234)	(110,888)
Foreign-currency translation adjustment - net	63,803
Other comprehensive income (loss) - tax effect	8,831	72,617	12,821
Other comprehensive income (loss), net of tax	$ (6,525)	$ (292,969)